Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Going concern basis [Abstract]
Bank loans or other debt outstanding	$ 0
Cash and cash equivalents	345,053	$ 246,251	$ 253,873	$ 100,791
Marketable securities	$ 17,600	$ 34,500